Risk/Return Detail Data - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO	Mar. 01, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Municipal Trust
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Limited Term Municipal Income Fund Class A, Class M, Class C, Class I, and Class Z March 1, 2023 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2024
Expenses Restated to Reflect Current [Text]	A Adjusted to reflect current fees.
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund | Fidelity Advisor Limited Term Municipal Income Fund - Class A
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%	[1]
Total annual operating expenses	0.63%
Fee waiver and/or expense reimbursement	0.08%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.55%
1 year	$ 330
3 years	463
5 years	608
10 years	1,032
1 Year	330
3 Years	463
5 Years	608
10 Years	$ 1,032
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund | Fidelity Advisor Limited Term Municipal Income Fund - Class C
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.13%	[1]
Total annual operating expenses	1.33%
Fee waiver and/or expense reimbursement	0.03%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.30%
1 year	$ 232
3 years	418
5 years	726
10 years	1,406
1 Year	132
3 Years	418
5 Years	726
10 Years	$ 1,406
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund | Fidelity Advisor Limited Term Municipal Income Fund - Class M
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.09%	[1]
Total annual operating expenses	0.54%
Fee waiver and/or expense reimbursement	none	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.54%
1 year	$ 329
3 years	443
5 years	568
10 years	933
1 Year	329
3 Years	443
5 Years	568
10 Years	$ 933
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund | Fidelity Advisor Limited Term Municipal Income Fund - Class I
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%	[1]
Total annual operating expenses	0.37%
Fee waiver and/or expense reimbursement	0.07%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.30%
1 year	$ 31
3 years	111
5 years	200
10 years	461
1 Year	31
3 Years	111
5 Years	200
10 Years	$ 461
FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO | Fidelity Limited Term Municipal Income Fund | Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual operating expenses	0.25%
Fee waiver and/or expense reimbursement	none	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%
1 year	$ 26
3 years	80
5 years	141
10 years	318
1 Year	26
3 Years	80
5 Years	141
10 Years	$ 318

[1]	A Adjusted to reflect current fees.
[2]	B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.55%, 1.30%, and 0.30% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class C, or Class I of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through April 30, 2024 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.